Document and Entity Information	Dec. 30, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001369290
Document Type	8-K
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	Myomo, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38109
Entity Tax Identification Number	47-0944526
Entity Address, Address Line One	One Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	996-9058
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MYO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false